Property and Equipment (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, plant and equipment [member]
Property, Plant and Equipment [Line Items]
Deprecation	$ 135,472	$ 32,767